Schedule of Investments (unaudited) April 30, 2022	BlackRock Municipal 2030 Target Term Trust (BTT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Alabama — 4.4%
Alabama Economic Settlement Authority, RB, Series A, 4.00%, 09/15/33.	$5,000	$5,194,455
Alabama Federal Aid Highway Finance Authority, RB, Series A, 5.00%, 09/01/27(a)	3,500	3,921,592
Alabama Public School and College Authority, Refunding RB, Series A, 5.00%, 11/01/30	11,900	13,859,287
Alabama Special Care Facilities Financing Authority- Birmingham Alabama, Refunding RB, 5.00%, 06/01/30	10,000	10,625,790
Birmingham-Jefferson Civic Center Authority, ST
Series A, 5.00%, 07/01/31	1,100	1,212,578
Series A, 5.00%, 07/01/32	1,150	1,264,579
Series A, 5.00%, 07/01/33	1,600	1,755,475
Black Belt Energy Gas District, RB, 4.00%, 10/01/52(b)	12,025	12,220,202
Black Belt Energy Gas District, Refunding RB, 4.00%, 06/01/51(b)	8,930	9,171,235
County of Jefferson Alabama Sewer Revenue, Refunding RB, CAB(c)
Series B, Senior Lien, (AGM), 0.00%, 10/01/31	7,375	4,500,240
Series B, Senior Lien, (AGM), 0.00%, 10/01/32	6,295	3,570,398
Series B, Senior Lien, (AGM), 0.00%, 10/01/33	1,275	672,930
Homewood Educational Building Authority, Refunding RB
Series A, 5.00%, 12/01/33	1,010	1,083,517
Series A, 5.00%, 12/01/34	1,380	1,476,193
Orange Beach Water Sewer & Fire Protection Authority, RB, 4.00%, 05/15/30(d)	510	537,821
University of South Alabama, Refunding RB
(AGM), 5.00%, 11/01/29	1,105	1,207,047
(AGM), 5.00%, 11/01/30	2,000	2,181,022

		74,454,361

Arizona — 1.6%
Arizona Health Facilities Authority, Refunding RB, Series B, 5.00%, 02/01/33	1,810	1,843,436
Arizona Industrial Development Authority, RB(e)
4.00%, 07/01/29	705	710,942
4.50%, 07/01/29	765	766,419
4.00%, 07/01/30	685	670,060
Series A, 4.00%, 07/01/29	4,135	4,021,945
Industrial Development Authority of the City of Phoenix, RB
6.00%, 07/01/23(f)	190	195,408
Series A, 4.50%, 07/01/22	105	105,196
Series A, 5.75%, 07/01/24(e)	475	484,076
Series A, 5.00%, 07/01/33	1,000	1,000,349
Industrial Development Authority of the County of Pima, Refunding RB, Series A, 4.00%, 09/01/29	6,000	6,038,964
Maricopa County Industrial Development Authority, Refunding RB
4.00%, 07/01/29(e)	855	831,006
Series A, 5.00%, 01/01/31	10,000	10,805,700

		27,473,501

California — 8.5%
Alameda Corridor Transportation Authority, Refunding RB, Series A, Sub Lien, (AMBAC), 0.00%, 10/01/30(c)	10,530	7,867,984

Security	Par (000)	Value

California (continued)
Bay Area Toll Authority, Refunding RB, 1.17%, 04/01/56(b)	$3,250	$3,187,155
California Community Choice Financing Authority, RB, Series A, 4.00%, 10/01/52(b)	8,650	8,841,788
California Health Facilities Financing Authority, RB
Series A, 5.00%, 11/15/32	1,600	1,756,638
Series A, 5.00%, 11/15/33	1,855	2,028,940
California Housing Finance Agency, RB, M/F Housing, Series 2021-1, Class A, 3.50%, 11/20/35	3,696	3,619,758
California Municipal Finance Authority, ARB, AMT, Senior Lien, 5.00%, 12/31/33	4,000	4,216,160
California Municipal Finance Authority, RB, 4.00%, 10/01/33	2,500	2,518,905
California Municipal Finance Authority, RB, S/F Housing, Series A, 5.00%, 08/15/30	1,000	1,018,548
California Municipal Finance Authority, Refunding RB
Series A, 5.00%, 07/01/30	1,200	1,292,009
Series A, 5.00%, 07/01/31	1,050	1,126,774
California School Finance Authority, RB(e) 5.00%, 06/01/30	565	583,314
Series A, 5.00%, 06/01/29	290	292,933
Series A, 4.00%, 06/01/31	265	260,743
Series A, 5.00%, 06/01/32	1,100	1,133,459
City of Long Beach California Harbor Revenue, ARB
Series A, AMT, 5.00%, 05/15/31	1,200	1,307,476
Series A, AMT, 5.00%, 05/15/32	1,800	1,950,889
Series A, AMT, 5.00%, 05/15/33	675	727,044
Series A, AMT, 5.00%, 05/15/34	1,650	1,771,212
Compton Unified School District, GO, CAB(c)
Series B, (BAM), 0.00%, 06/01/33	1,000	656,828
Series B, (BAM), 0.00%, 06/01/34	1,125	708,265
Series B, (BAM), 0.00%, 06/01/35	1,000	601,521
Series B, (BAM), 0.00%, 06/01/36	1,000	574,839
El Camino Community College District Foundation, GO, CAB(c)
Series C, 0.00%, 08/01/30	9,090	6,945,378
Series C, 0.00%, 08/01/31	12,465	9,129,565
Series C, 0.00%, 08/01/32	17,435	12,216,303
Golden State Tobacco Securitization Corp., Refunding RB, Series A-1, 5.00%, 06/01/27(a)	14,500	16,063,897
Los Angeles Unified School District, GO, Series A, Election 2008, 4.00%, 07/01/33	3,000	3,079,341
Monterey Peninsula Community College District, Refunding GO, CAB(c)
0.00%, 08/01/30	3,500	2,601,882
0.00%, 08/01/31	5,940	4,236,046
M-S-R Energy Authority, RB, Series C, 6.13%, 11/01/29	2,350	2,631,293
Norman Y Mineta San Jose International Airport SJC, Refunding RB
Series A, AMT, 5.00%, 03/01/30	500	535,413
Series A, AMT, 5.00%, 03/01/31	1,500	1,599,063
Series A, AMT, 5.00%, 03/01/32	1,000	1,059,853
Series A, AMT, 5.00%, 03/01/33	975	1,028,089
Series A, AMT, 5.00%, 03/01/34	1,250	1,315,751
Series A, AMT, 5.00%, 03/01/35	2,000	2,104,240
Poway Unified School District, GO(c)
Series A, 0.00%, 08/01/30	10,000	7,649,840
Series A, 0.00%, 08/01/32	12,500	8,749,625

1

Schedule of Investments (unaudited) (continued) April 30, 2022	BlackRock Municipal 2030 Target Term Trust (BTT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
San Diego County Regional Airport Authority, ARB, Sub-Series B, AMT, 5.00%, 07/01/33	$1,000	$1,056,795
State of California, Refunding GO, 5.00%, 08/01/30	10,000	11,098,720
Washington Township Health Care District, Refunding RB, Series B, 3.00%, 07/01/28	750	728,337

		141,872,613

Colorado — 3.7%
Aspen Valley Hospital District, Refunding GO, 5.00%, 12/01/30	620	720,253
Central Platte Valley Metropolitan District, GO
Series A, 5.13%, 12/01/29	700	720,059
Series A, 5.50%, 12/01/29	750	775,783
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series A, AMT, 5.00%, 12/01/33	25,000	26,736,300
City & County of Denver Colorado, RB, CAB, Series A-2, 0.00%, 08/01/30(c)	1,000	734,293
Colorado Educational & Cultural Facilities Authority, Refunding RB, 4.00%, 12/01/30(e)	1,185	1,120,790
Colorado Health Facilities Authority, RB, Series B, 2.63%, 05/15/29	1,850	1,700,405
Colorado Health Facilities Authority, Refunding RB
4.00%, 05/15/26(a)	2,860	3,020,011
Series A, 5.00%, 12/01/22(a)	3,000	3,054,555
Series A, 4.00%, 08/01/37	3,000	2,964,921
E-470 Public Highway Authority, Refunding RB, Series B, 0.89%, 09/01/39(b)	1,475	1,435,320
Park Creek Metropolitan District, Refunding RB
Series A, Senior Lien, 5.00%, 12/01/27	1,500	1,602,844
Series A, Senior Lien, 5.00%, 12/01/28	1,500	1,602,195
Series A, Senior Lien, 5.00%, 12/01/30	1,350	1,438,688
Series A, Senior Lien, 5.00%, 12/01/31	1,500	1,596,566
Plaza Metropolitan District No.1, Refunding TA(e)
4.00%, 12/01/23	1,000	1,000,313
4.10%, 12/01/24	5,080	5,073,493
4.20%, 12/01/25	5,280	5,273,521
Tallyn’s Reach Metropolitan District No.3, GOL, 5.00%, 12/01/23(a)	481	500,378

		61,070,688

Connecticut — 0.8%
Capital Region Development Authority, Refunding RB
(SAP), 5.00%, 06/15/30	1,095	1,207,575
(SAP), 5.00%, 06/15/31	1,125	1,236,301
Connecticut State Health & Educational Facilities Authority, RB, Series A, 5.00%, 01/01/30(e)	370	392,859
Connecticut State Health & Educational Facilities Authority, Refunding RB
Series G-1, 5.00%, 07/01/27(e)	225	245,961
Series G-1, 5.00%, 07/01/28(e)	300	331,761
Series G-1, 5.00%, 07/01/29(e)	300	334,868
Series G-1, 5.00%, 07/01/30(e)	300	333,772
Series G-1, 5.00%, 07/01/32(e)	425	470,279
Series G-1, 5.00%, 07/01/34(e)	355	390,974
Series I-1, 5.00%, 07/01/35	400	427,443
State of Connecticut, GO, Series A, 5.00%, 04/15/33	7,000	7,675,402

		13,047,195

Delaware — 0.9%
County of Kent Delaware, RB Series A, 4.00%, 07/01/22	230	230,554

Security	Par (000)	Value

Delaware (continued)
County of Kent Delaware, RB (continued)
Series A, 5.00%, 07/01/24.	$705	$735,783
Series A, 5.00%, 07/01/25.	805	852,361
Series A, 5.00%, 07/01/26	850	912,301
Series A, 5.00%, 07/01/27	890	965,384
Series A, 5.00%, 07/01/28	935	1,018,041
Delaware State Economic Development Authority, Refunding RB(b)
Series A, 1.25%, 10/01/45	6,035	5,664,354
Series B, 1.25%, 10/01/40	500	469,292
Delaware State Health Facilities Authority, RB, 4.00%, 06/01/35	1,250	1,309,571
Delaware Transportation Authority, Refunding RB, 5.00%, 09/01/30	2,000	2,303,868

		14,461,509

District of Columbia — 0.9%
District of Columbia, Refunding RB, Series A, 6.00%, 07/01/23(a)	1,700	1,768,899
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB, Series A, AMT, 5.00%, 10/01/30	12,325	13,623,229

		15,392,128

Florida — 8.1%
Capital Projects Finance Authority, RB, Series A-1, 5.00%, 10/01/30	1,000	1,104,073
Capital Trust Agency, Inc., RB(e)
Series A, 4.00%, 06/15/29	1,735	1,696,405
Series A-1, 3.38%, 07/01/31	1,810	1,753,362
Central Florida Expressway Authority, Refunding RB
Senior Lien, 5.00%, 07/01/32	1,610	1,793,880
Senior Lien, 5.00%, 07/01/33	2,750	3,051,276
City of Lakeland Florida, Refunding RB, 5.00%, 11/15/30	3,750	4,100,059
City of Tampa Florida, Refunding RB, Series A, 4.00%, 09/01/33	10,000	10,034,290
County of Broward Florida, RB, Series A, AMT, (AGM), 5.00%, 04/01/23(a)	1,340	1,373,384
County of Miami-Dade Florida Water & Sewer System Revenue, RB, 5.00%, 10/01/27	5,000	5,567,680
County of Miami-Dade Florida, Refunding RB, Series B, 4.00%, 04/01/32	6,690	6,877,340
County of Palm Beach Florida, RB, 5.00%, 04/01/29(e)	1,000	1,048,825
County of St. Johns Florida Water & Sewer Revenue, Refunding RB, CAB(c)
Series B, 0.00%, 06/01/30	2,000	1,552,120
Series B, 0.00%, 06/01/31	1,295	965,619
Series B, 0.00%, 06/01/32	2,495	1,783,613
Double Branch Community Development District, Refunding SAB, Series A-1, Senior Lien, 4.13%, 05/01/31	1,200	1,214,508
Florida Development Finance Corp., RB
AMT, 5.00%, 05/01/29(e)	7,430	7,556,109
AMT, 3.00%, 06/01/32	3,000	2,734,728
Florida Development Finance Corp., Refunding RB 4.00%, 06/01/24	105	103,987
4.00%, 06/01/25	100	98,112
4.00%, 06/01/26	110	106,730
4.00%, 09/15/30(e)	470	466,904

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) April 30, 2022	BlackRock Municipal 2030 Target Term Trust (BTT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
Hillsborough County Aviation Authority, ARB, AMT, 5.00%, 10/01/30	$2,325	$2,598,515
Jacksonville Port Authority, Refunding ARB, AMT, 4.50%, 11/01/22(a)	9,445	9,572,291
Lakewood Ranch Stewardship District, Refunding SAB, 3.20%, 05/01/30(e)	540	510,315
Lakewood Ranch Stewardship District, SAB, S/F Housing, 3.40%, 05/01/30	375	358,322
LT Ranch Community Development District, SAB, 3.40%, 05/01/30	985	943,159
Miami Beach Health Facilities Authority, Refunding RB, 5.00%, 11/15/30	1,000	1,051,385
Orange County Convention Center/Orlando, Refunding RB, 5.00%, 10/01/30	11,470	13,053,548
Palm Beach County Health Facilities Authority, RB, Series B, 5.00%, 05/15/31	410	423,264
Palm Beach County Health Facilities Authority, Refunding RB, 5.00%, 11/15/32	16,805	18,128,696
Reedy Creek Improvement District, GOL, Series A, 5.25%, 06/01/23(a)	3,825	3,950,039
Sarasota National Community Development District, Refunding SAB, 3.50%, 05/01/31	1,000	974,836
School Board of Miami-Dade County, Refunding COP, Series A, 5.00%, 05/01/32	9,000	9,610,416
St. Johns County Industrial Development Authority, Refunding RB 4.00%, 12/15/28	200	198,885
4.00%, 12/15/29	215	212,912
4.00%, 12/15/30	195	192,277
4.00%, 12/15/31	205	201,218
Tolomato Community Development District, Refunding SAB, Sub-Series A-2, 3.85%, 05/01/29	520	512,851
Village Community Development District No.10, SAB 4.50%, 05/01/23	375	375,000
5.00%, 05/01/32	5,055	5,055,000
Village Community Development District No.5, Refunding SAB 3.50%, 05/01/28	4,885	4,909,074
4.00%, 05/01/33	940	945,215
4.00%, 05/01/34	2,075	2,084,933
Village Community Development District No.6, Refunding SAB, 4.00%, 05/01/29	5,225	5,225,000

		136,070,155

Georgia — 3.1%
Georgia Ports Authority, ARB, 5.00%, 07/01/30	1,175	1,358,630
Main Street Natural Gas, Inc., RB
Series A, 5.00%, 05/15/29	1,250	1,350,916
Series A, 5.00%, 05/15/30	8,000	8,637,120
Series A, 4.00%, 07/01/52(b)	3,500	3,597,997
Series A, 4.00%, 09/01/52(b)	15,000	15,276,390
Series C, 4.00%, 05/01/52(b)	5,360	5,460,061
Municipal Electric Authority of Georgia, RB, Series A, 5.00%, 01/01/34	8,000	8,654,600
Municipal Electric Authority of Georgia, Refunding RB
Series A, 5.00%, 01/01/29	2,000	2,226,382
Series A, 5.00%, 01/01/30	1,905	2,138,799

Security	Par (000)	Value

Georgia (continued)
Municipal Electric Authority of Georgia, Refunding RB (continued)
Series A, Subordinate, 5.00%, 01/01/29	$1,200	$1,335,829
Series A, Subordinate, 5.00%, 01/01/30	1,250	1,403,411

		51,440,135

Guam — 0.2%
Territory of Guam, Refunding RB
Series A, 5.00%, 11/01/30	500	530,757
Series F, 5.00%, 01/01/30	1,160	1,202,516
Series F, 5.00%, 01/01/31	1,250	1,295,300

		3,028,573

Idaho — 0.0%
Idaho Housing & Finance Association, RB, Series A, 4.63%, 07/01/29(e)	185	191,241

Illinois — 15.9%
Chicago Board of Education, Refunding GO
Series C, 5.00%, 12/01/22	14,830	15,061,407
Series C, 5.00%, 12/01/30	7,025	7,406,556
Series F, 5.00%, 12/01/22	4,760	4,834,275
Chicago Housing Authority, RB, M/F Housing
Series A, (HUD SEC 8), 5.00%, 01/01/33	3,000	3,203,370
Series A, (HUD SEC 8), 5.00%, 01/01/35	1,500	1,604,750
Chicago Midway International Airport, Refunding ARB,
Series A, AMT, 2nd Lien, 5.00%, 01/01/33	5,000	5,159,530
Chicago O’Hare International Airport, Refunding RB
Series B, AMT, 4.00%, 01/01/27	5,000	5,005,655
Series B, Senior Lien, 5.00%, 01/01/33	6,000	6,418,272
Chicago Transit Authority Capital Grant Receipts Revenue, Refunding RB, 5.00%, 06/01/26	3,000	3,226,769
City of Chicago Illinois Wastewater Transmission Revenue, RB 2nd Lien, 4.00%, 01/01/31	10,375	10,384,514
2nd Lien, 4.00%, 01/01/32	10,790	10,794,057
2nd Lien, 4.00%, 01/01/33	11,220	11,223,691
2nd Lien, 4.00%, 01/01/35	9,135	9,137,329
City of St. Charles Illinois, Refunding GO, 4.00%, 12/01/22(a)	3,335	3,378,372
County of Cook Illinois, Refunding GO, Series C, 4.00%, 11/15/29	19,750	19,905,156
Illinois Finance Authority, Refunding RB 5.00%, 08/15/30	4,515	5,102,307
Series A, 4.00%, 11/01/24	425	425,760
Series A, 5.00%, 11/01/26	460	477,343
Series A, 5.00%, 11/01/28	1,745	1,824,853
Series A, 5.00%, 11/01/29	1,840	1,930,213
Series A, 5.00%, 10/01/30	1,000	1,101,000
Series A, 5.00%, 11/01/30	1,935	2,026,440
Series A, 5.00%, 11/15/31	8,415	8,908,489
Series A, 4.00%, 10/01/32	1,000	1,041,785
Series A, 5.00%, 11/15/32	2,075	2,186,824
Series A, 4.00%, 02/01/33	11,000	11,046,783
Series A, 5.00%, 11/15/33	2,125	2,230,602
Series B, 5.00%, 08/15/30	3,205	3,438,375
Series B, 1.46%, 05/01/42(b)	1,750	1,712,720
Series C, 5.00%, 02/15/30	12,000	13,102,308
Illinois State Toll Highway Authority, Refunding RB, Series A, 4.00%, 12/01/31	20,000	20,479,160

3

Schedule of Investments (unaudited) (continued) April 30, 2022	BlackRock Municipal 2030 Target Term Trust (BTT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
Kane McHenry Cook & De Kalb Counties Unit School District No.300, Refunding GO, Series A, 5.00%, 01/01/30	$6,350	$6,914,940
Metropolitan Pier & Exposition Authority, Refunding RB
5.00%, 12/15/28	1,200	1,275,695
5.00%, 12/15/30	1,385	1,464,449
Sales Tax Securitization Corp., Refunding RB, Series A, 2nd Lien, 5.00%, 01/01/30	10,000	11,169,350
State of Illinois, GO
Series A, 5.00%, 12/01/26	10,805	11,489,767
Series A, 5.00%, 12/01/28	9,950	10,712,986
Series A, 5.00%, 03/01/32	1,500	1,609,422
Series A, 4.00%, 03/01/41	335	314,043
State of Illinois, Refunding GO, Series B, 5.00%, 10/01/30	7,000	7,518,574
Upper Illinois River Valley Development Authority, Refunding RB, 4.00%, 01/01/31(e)	370	354,689
Winnebago & Boone Counties School District No. 205 Rockford, Refunding GO
4.00%, 02/01/29	9,080	9,170,074
4.00%, 02/01/30	9,835	9,930,537

		265,703,191

Indiana — 2.9%
City of Indianapolis Department of Public Utilities Water System Revenue, Refunding RB, Series A, 1st Lien, 5.00%, 10/01/35	10,000	11,167,090
City of Valparaiso Indiana, RB, AMT, 5.88%, 01/01/24	645	671,006
City of Whiting Indiana, RB, Series A, AMT, 5.00%, 03/01/46(b)	5,500	5,611,826
Indiana Finance Authority, Refunding RB 1.06%, 03/01/39(b)	1,050	1,023,517
Series A, 4.00%, 05/01/23(a)	22,565	22,959,549
Series A, 4.13%, 12/01/26	3,665	3,805,960
Northern Indiana Commuter Transportation District, RB
5.00%, 07/01/32	1,000	1,080,604
5.00%, 07/01/33	1,400	1,509,166

		47,828,718

Iowa — 2.3%
Iowa Finance Authority, RB, AMT, 1.50%, 01/01/42(b)	2,750	2,696,009
Iowa Finance Authority, Refunding RB, 5.25%, 12/01/25	13,345	13,797,889
PEFA, Inc., RB, 5.00%, 09/01/49(b)	21,415	22,595,245

		39,089,143

Kansas — 0.2%
City of Manhattan KS, RB
2.38%, 06/01/27	425	398,157
2.88%, 06/01/28	375	355,794
City of Shawnee Kansas, RB, 4.00%, 08/01/31(e)	500	467,883
Wyandotte County-Kansas City Unified Government Utility System Revenue, RB, Series A, 5.00%, 09/01/33	1,370	1,453,168

		2,675,002

Kentucky — 0.9%
Kentucky Public Energy Authority, RB, Series A-1, 4.00%, 08/01/52(b)	4,250	4,327,091

Security	Par (000)	Value

Kentucky (continued)
Kentucky Public Transportation Infrastructure Authority, RB, CAB
Series B, 0.00%, 07/01/30(c)	$1,230	$839,439
Series C, Convertible, 6.40%, 07/01/33(g)	1,500	1,621,722
Louisville/Jefferson County Metropolitan Government, Refunding RB, Series A, 5.00%, 10/01/32	7,300	7,807,591

		14,595,843

Louisiana — 2.5%
City of Ruston Louisiana, RB
(AGM), 5.00%, 06/01/29	1,060	1,145,173
(AGM), 5.00%, 06/01/30	1,000	1,079,088
(AGM), 5.00%, 06/01/31	1,020	1,098,535
(AGM), 5.00%, 06/01/32	1,225	1,316,626
Louisiana Local Government Environmental Facilities & Community Development Authority, Refunding RB, Series A, 2.00%, 06/01/30	1,250	1,075,949
Louisiana Public Facilities Authority, RB(e)
Series A, 5.00%, 06/01/29	710	710,175
Series A, 5.00%, 04/01/30	525	533,692
Series A, 5.00%, 06/01/31	500	499,003
Louisiana Public Facilities Authority, Refunding RB
5.00%, 05/15/29	1,235	1,318,361
5.00%, 05/15/30	990	1,054,815
3.00%, 05/15/31	2,225	2,109,042
5.00%, 05/15/32	1,485	1,572,480
5.00%, 05/15/33	2,175	2,294,294
Louisiana Stadium & Exposition District, RB, 4.00%, 07/03/23	1,000	1,016,068
Louisiana Stadium & Exposition District, Refunding RB, Series A, 5.00%, 07/01/30	3,000	3,095,286
Port New Orleans Board of Commissioners, Refunding RB, Series B, AMT, 5.00%, 04/01/23(a)	2,875	2,946,352
State of Louisiana, GO, Series A, 4.00%, 05/15/23(a)	6,540	6,665,136
Terrebonne Levee & Conservation District, RB, 5.00%, 07/01/23(a)	1,925	1,987,643
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.25%, 05/15/32	4,375	4,380,001
Series A, 5.25%, 05/15/33	4,110	4,114,661
Series A, 5.25%, 05/15/35	1,500	1,534,229

		41,546,609

Maine — 0.2%
City of Portland Maine General Airport Revenue, Refunding RB
5.00%, 01/01/33	695	758,078
5.00%, 01/01/34	305	332,148
4.00%, 01/01/35	1,000	1,007,115
Maine Turnpike Authority, RB
5.00%, 07/01/29	300	341,817
5.00%, 07/01/30	275	316,748

		2,755,906

Maryland — 1.7%
Anne Arundel County Consolidated Special Taxing District, ST
4.20%, 07/01/24	430	435,788
4.90%, 07/01/30	1,315	1,345,868
City of Baltimore Maryland, Refunding RB, 5.00%, 09/01/31	1,250	1,247,047
County of Prince George’s Maryland, TA, 5.00%, 07/01/30(e)	585	608,575

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) April 30, 2022	BlackRock Municipal 2030 Target Term Trust (BTT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Maryland (continued)
Howard County Housing Commission, RB, M/F Housing, 5.00%, 12/01/33	$1,765	$1,901,863
Maryland Health & Higher Educational Facilities Authority, Refunding RB 5.00%, 07/01/29	2,200	2,331,914
5.00%, 07/01/31	2,400	2,565,046
5.00%, 07/01/32	500	539,734
5.00%, 07/01/33	2,585	2,742,653
5.00%, 07/01/34	775	828,259
Series A, 5.00%, 01/01/31	2,865	3,097,690
Series A, 5.00%, 01/01/32	3,010	3,239,982
Series A, 5.00%, 01/01/33	3,165	3,406,907
State of Maryland, GO, 1st Series, 3.00%, 03/15/34	5,000	4,879,210

		29,170,536

Massachusetts — 1.4%
Commonwealth of Massachusetts, GOL, Series I, 5.00%, 12/01/33	5,000	5,459,840
Commonwealth of Massachusetts, Refunding GOL, Series A, (AMBAC), 5.50%, 08/01/30	2,500	2,977,345
Massachusetts Bay Transportation Authority, Refunding RB, CAB, Series A, 0.00%, 07/01/32(c)	5,500	3,988,253
Massachusetts Development Finance Agency, RB, Series A, 5.00%, 01/01/33	1,070	1,132,182
Massachusetts Development Finance Agency, Refunding RB
Series A, 5.00%, 01/01/32	2,020	2,164,012
Series A, 5.00%, 01/01/33	1,500	1,603,673
Series A, 5.00%, 01/01/34	2,085	2,225,212
Series A, 5.00%, 01/01/35	2,000	2,134,388
Massachusetts Educational Financing Authority, Refunding RB, Series K, AMT, 5.25%, 07/01/29	2,235	2,243,211

		23,928,116

Michigan — 3.1%
City of Detroit Michigan, GO 5.00%, 04/01/26	735	777,087
5.00%, 04/01/27	580	617,851
5.00%, 04/01/28	665	713,588
5.00%, 04/01/29	665	710,159
5.00%, 04/01/30	510	542,819
5.00%, 04/01/31	735	779,809
5.00%, 04/01/32	625	661,375
5.00%, 04/01/33	830	876,667
Michigan Finance Authority, Refunding RB 5.00%, 08/15/23(a)	2,105	2,186,045
5.00%, 06/01/24(a)	2,750	2,893,256
5.00%, 04/15/30(d)	4,000	4,497,840
1.33%, 04/15/47(b)(d)	16,595	16,595,000
Michigan State Hospital Finance Authority, Refunding RB, Series C, 4.00%, 06/01/22(a)	8,195	8,211,070
Michigan State Housing Development Authority, RB, M/F Housing, Series A, 0.55%, 04/01/25	985	926,089
Michigan Strategic Fund, RB
AMT, 5.00%, 12/31/32	2,000	2,091,722
AMT, 4.00%, 10/01/61(b)	1,730	1,784,448
Michigan Strategic Fund, Refunding RB
5.00%, 11/15/29	1,260	1,376,056
5.00%, 11/15/34	1,410	1,527,969

Security	Par (000)	Value

Michigan (continued)
Saginaw Valley State University, Refunding RB
Series A, 5.00%, 07/01/31	$2,070	$2,220,561
Series A, 5.00%, 07/01/32	1,430	1,529,006
State of Michigan Trunk Line Revenue, RB, 5.00%, 11/15/30	800	929,387

		52,447,804

Minnesota — 0.4%
City of Spring Lake Park Minnesota, RB, 4.00%, 06/15/29	1,185	1,181,456
Sartell-St Stephen Independent School District No.748, GO, CAB(c)
Series B, (SD CRED PROG), 0.00%, 02/01/30	3,915	2,967,413
Series B, (SD CRED PROG), 0.00%, 02/01/31	2,190	1,593,140
Series B, (SD CRED PROG), 0.00%, 02/01/32	1,450	1,011,418

		6,753,427

Mississippi — 1.2%
Mississippi Development Bank, Refunding RB
Series A, (AGM), 5.00%, 03/01/30	2,280	2,478,661
Series A, (AGM), 5.00%, 03/01/31	1,595	1,731,987
Series A, (AGM), 5.00%, 03/01/32	2,000	2,166,260
Series A, (AGM), 5.00%, 03/01/33	1,275	1,381,024
State of Mississippi, RB, Series E, 5.00%, 10/15/33	12,225	12,974,001

		20,731,933

Missouri — 0.7%
Health & Educational Facilities Authority of the State of Missouri, Refunding RB
5.00%, 05/01/30	3,000	3,071,862
5.00%, 05/15/31	1,175	1,263,751
4.00%, 05/15/32	1,680	1,714,485
4.00%, 05/15/33	2,000	2,033,476
Series A, 4.00%, 11/15/33	2,010	2,028,058
Industrial Development Authority of the City of St. Louis Missouri, Refunding RB, Series A, 3.88%, 11/15/29	970	870,639

		10,982,271

Montana — 0.6%
City of Forsyth Montana, Refunding RB, Series A, 3.90%, 03/01/31(b)	10,050	10,072,844

Nebraska — 0.6%
Central Plains Energy Project, RB
5.00%, 09/01/27	5,000	5,044,530
5.00%, 09/01/32	4,500	4,544,802
Elkhorn School District, GO
4.00%, 12/15/32	325	340,510
4.00%, 12/15/33	375	390,818

		10,320,660

Nevada(e) — 0.1%
State of Nevada Department of Business & Industry, RB
Series A, 5.00%, 07/15/27	335	342,222
Series A, 4.50%, 12/15/29	540	554,212

		896,434

New Hampshire — 0.9%
New Hampshire Business Finance Authority, Refunding RB 4.00%, 01/01/28	285	294,753

5

Schedule of Investments (unaudited) (continued) April 30, 2022	BlackRock Municipal 2030 Target Term Trust (BTT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Hampshire (continued)
New Hampshire Business Finance Authority,
Refunding RB (continued) 4.00%, 01/01/29	$300	$310,196
4.00%, 01/01/30	280	287,689
AMT, 1.14%, 10/01/33(b)	7,180	7,044,291
Series A, AMT, 4.00%, 11/01/27(e)	2,205	2,128,870
New Hampshire State Turnpike System, RB, Series C, 4.00%, 08/01/33	4,350	4,378,423

		14,444,222

New Jersey — 14.8%
Atlantic City Board of Education, Refunding GO
(AGM), 4.00%, 04/01/30	170	179,287
(AGM), 4.00%, 04/01/31	175	184,114
Casino Reinvestment Development Authority, Inc., Refunding RB, 5.00%, 11/01/22	1,890	1,920,295
Industrial Pollution Control Financing Authority of Gloucester County, Refunding RB, Series A, AMT, 5.00%, 12/01/24(f)	880	910,184
New Jersey Economic Development Authority, RB 5.00%, 06/15/30	600	654,706
Series A, 4.00%, 06/15/29(e)	665	657,601
Series A, 4.00%, 07/01/29	350	347,776
Series A, 5.00%, 06/15/32	4,500	4,751,532
Series C, 5.00%, 06/15/32	3,600	3,801,226
Series DDD, 5.00%, 06/15/35	2,000	2,095,742
AMT, 5.00%, 01/01/28	4,705	4,840,918
Series A, AMT, 5.63%, 11/15/30	1,740	1,772,207
Series B, AMT, 5.63%, 11/15/30	1,315	1,339,341
New Jersey Economic Development Authority, Refunding RB 4.25%, 06/15/22(a)	16,500	16,553,394
5.00%, 06/15/22(a)	10,610	10,653,756
(AGM), 5.00%, 06/01/28	1,000	1,116,509
5.00%, 01/01/29	2,280	2,474,703
(AGM), 5.00%, 06/01/30	1,500	1,669,329
(AGM), 5.00%, 06/01/31	1,750	1,942,691
(AGM), 4.00%, 06/01/32	2,125	2,233,921
Series BBB, 5.50%, 12/15/26(a)	10,000	11,260,920
Series MMM, 4.00%, 06/15/35	5,000	4,911,630
Sub-Series A, 4.00%, 07/01/32	9,855	9,830,402
New Jersey Economic Development Authority, Refunding SAB, 5.75%, 04/01/31	5,000	4,954,385
New Jersey Educational Facilities Authority, RB, Series A, 4.00%, 09/01/30	5,860	5,886,622
New Jersey Health Care Facilities Financing Authority, Refunding RB 5.00%, 07/01/28	1,500	1,640,058
5.00%, 07/01/29	4,150	4,524,932
5.00%, 07/01/30	3,500	3,813,289
Series A, 5.00%, 07/01/30	11,245	12,206,942
New Jersey Higher Education Student Assistance Authority, RB
Series 1A, AMT, 5.00%, 12/01/25	5,500	5,849,178
Series 1A, AMT, 5.00%, 12/01/26	2,250	2,390,834
Series A, AMT, 4.00%, 12/01/32	1,885	1,888,598
Series A, AMT, 4.00%, 12/01/33	1,515	1,500,633
Series A, AMT, 4.00%, 12/01/34	755	757,808

Security	Par (000)	Value

New Jersey (continued)
New Jersey Higher Education Student Assistance Authority, RB (continued)
Series A, AMT, 4.00%, 12/01/35	$755	$752,174
Series B, AMT, 5.00%, 12/01/23	50	51,710
New Jersey Higher Education Student Assistance Authority, Refunding RB, Series A, AMT, 5.00%, 12/01/23	215	222,352
New Jersey Housing & Mortgage Finance Agency, Refunding RB, Series A, AMT, 3.80%, 10/01/32	10,440	10,331,852
New Jersey Transportation Trust Fund Authority, RB
Series AA, 5.25%, 06/15/27	4,225	4,516,115
Series AA, 5.25%, 06/15/28	4,500	4,807,300
Series BB, 5.00%, 06/15/30	1,500	1,629,466
Series C, 5.25%, 06/15/32	10,000	10,424,840
Series D, 5.00%, 06/15/32	5,000	5,152,905
New Jersey Transportation Trust Fund Authority, Refunding RB
Series A, 5.00%, 06/15/30.	6,600	7,067,551
Series A, 5.00%, 12/15/30	21,325	23,030,019
Series AA, 4.00%, 06/15/30	10,815	10,843,995
Newark Housing Authority Scholarship Foundation A New Jersey Non, Refunding RB, (NPFGC), 5.25%, 01/01/27	5,000	5,384,905
South Jersey Transportation Authority, Refunding RB, Series A, 5.00%, 11/01/33	500	519,408
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/30	16,740	18,206,876
Series A, 5.00%, 06/01/32	8,270	8,890,829
Township of Irvington New Jersey, Refunding GO, Series A, (AGM, SAW), 5.00%, 07/15/24(a)	3,450	3,639,160

		246,986,920

New Mexico — 1.1%
City of Santa Fe New Mexico, RB, Series A, 5.00%, 05/15/34	480	514,329
New Mexico Educational Assistance Foundation, RB
Series A-1, AMT, (GTD STD LNS), 3.75%, 09/01/31.	5,075	4,868,656
Series A-1, AMT, (GTD STD LNS), 3.88%, 04/01/34	1,625	1,579,584
Series A-2, AMT, (GTD STD LNS), 3.80%, 11/01/32	4,750	4,499,537
Series A-2, AMT, (GTD STD LNS), 3.80%, 09/01/33	8,120	7,685,450

		19,147,556

New York — 3.8%
Build NYC Resource Corp., Refunding RB, AMT, 4.50%, 01/01/25(e)	555	571,482
County of Nassau New York, GOL
Series A, (AGM), 5.00%, 04/01/34	4,165	4,563,970
Series A, (AGM), 5.00%, 04/01/35	4,385	4,802,351
Hempstead Town Local Development Corp., Refunding RB 5.00%, 06/01/30	200	225,018
5.00%, 06/01/31	300	340,159
5.00%, 06/01/32	100	113,267
Metropolitan Transportation Authority, Refunding RB 2nd Sub Series, (AGM), 1.33%, 11/01/32(b)	2,875	2,739,536

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) April 30, 2022	BlackRock Municipal 2030 Target Term Trust (BTT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Metropolitan Transportation Authority, Refunding RB (continued)
Sub-Series C-1, 5.00%, 11/15/34	$10,000	$10,633,750
Metropolitan Transportation Authority, Refunding RB, CAB, Series A, 0.00%, 11/15/30(c)	13,000	9,756,071
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Sub-Series B-1, 5.00%, 08/01/30	4,980	5,500,121
New York Transportation Development Corp., ARB
Series A, AMT, 4.00%, 07/01/32	5,500	5,531,993
Series A, AMT, 4.00%, 07/01/33	6,000	6,027,444
New York Transportation Development Corp., RB
AMT, 4.00%, 10/01/30	8,140	7,993,716
AMT, 4.00%, 10/31/34	350	358,149
New York Transportation Development Corp., Refunding RB
Series A, AMT, 5.00%, 12/01/29	235	252,498
Series A, Class A, AMT, 5.00%, 12/01/28	350	372,912
Series A, Class A, AMT, 5.00%, 12/01/30	250	274,098
Port Authority of New York & New Jersey, Refunding ARB, Series 223, AMT, 5.00%, 07/15/30	3,730	4,171,673

		64,228,208

North Carolina — 0.1%
City of Charlotte, Refunding GO
Series A, 5.00%, 06/01/28	330	375,380
Series A, 5.00%, 06/01/29	350	403,462
Series A, 5.00%, 06/01/30	485	566,046
North Carolina Medical Care Commission, RB 4.00%, 09/01/33	175	177,391
4.00%, 09/01/34	185	187,173
Series A, 4.00%, 10/01/27	600	613,959

		2,323,411

Ohio — 1.6%
Akron Bath Copley Joint Township Hospital District, Refunding RB, 5.00%, 11/15/30(d)	1,010	1,138,149
Allen County Port Authority, Refunding RB, Series A, 4.00%, 12/01/31	460	464,963
American Municipal Power, Inc., Refunding RB, Series A-2, 1.00%, 02/15/48(b)	6,000	5,767,193
County of Butler Ohio, Refunding RB 5.00%, 11/15/30	1,225	1,332,106
5.00%, 11/15/31	2,500	2,710,418
5.00%, 11/15/32	2,200	2,374,341
Ohio Air Quality Development Authority, Refunding RB, 3.25%, 09/01/29	4,450	4,168,604
Ohio State University, RB, 5.00%, 12/01/30	3,320	3,854,909
State of Ohio, RB
AMT, (AGM), 5.00%, 12/31/29	1,625	1,729,679
AMT, (AGM), 5.00%, 12/31/30	2,400	2,547,650

		26,088,012

Oklahoma — 0.9%
Norman Regional Hospital Authority, Refunding RB 5.00%, 09/01/27	2,100	2,276,119
5.00%, 09/01/28	2,000	2,167,022
5.00%, 09/01/29	2,150	2,327,878

Security	Par (000)	Value

Oklahoma (continued)
Norman Regional Hospital Authority, Refunding RB (continued) 5.00%, 09/01/30	$5,130	$5,548,110
Oklahoma Capitol Improvement Authority, RB, Series B, 5.00%, 07/01/30	2,150	2,470,443

		14,789,572

Oregon — 0.9%
Oregon Health & Science University, Refunding RB, Series B, 5.00%, 07/01/35	7,390	7,946,534
Oregon State Facilities Authority, Refunding RB, 5.00%, 06/01/30(d)	4,750	5,322,950
Port of Morrow, Refunding GOL
Series A, 4.00%, 06/01/30	1,205	1,258,933
Series D, 4.00%, 12/01/30	880	919,747

		15,448,164

Pennsylvania — 16.7%
Allegheny County Hospital Development Authority, RB, 1.46%, 11/15/47(b)(d)	5,205	5,205,000
Allegheny County Hospital Development Authority, Refunding RB
Series A, 5.00%, 04/01/31	3,075	3,468,738
Series A, 5.00%, 04/01/34	3,345	3,728,110
Series A, 5.00%, 04/01/35	1,000	1,111,388
Allentown City School District, Refunding GOL, Series B, (BAM, SAW), 5.00%, 02/01/31	4,000	4,515,152
Allentown Neighborhood Improvement Zone Development Authority, RB(e) 5.00%, 05/01/23	160	163,143
5.00%, 05/01/28	835	909,312
Allentown Neighborhood Improvement Zone Development Authority, Refunding RB 5.00%, 05/01/29	450	497,468
5.00%, 05/01/30	450	498,298
Series A, 5.00%, 05/01/27	6,750	6,750,000
Series A, 5.00%, 05/01/28	5,000	5,000,000
Series A, 5.00%, 05/01/29	3,745	3,745,000
Series A, 5.00%, 05/01/30	5,300	5,300,000
Bucks County Industrial Development Authority, RB 5.00%, 07/01/29	555	596,449
5.00%, 07/01/30	700	755,775
Chester County Health and Education Facilities Authority, Refunding RB
Series A, 5.00%, 12/01/30	2,180	2,195,491
Series A, 5.00%, 10/01/32	1,450	1,584,414
Chester County Industrial Development Authority, SAB, 4.38%, 03/01/28(e)	219	222,083
City of Philadelphia Pennsylvania Airport Revenue, Refunding RB, Series A, 5.00%, 07/01/30	5,000	5,641,045
City of Philadelphia Pennsylvania, Refunding GO
(AGM), 5.00%, 08/01/30	9,235	10,197,961
(AGM), 4.00%, 08/01/32	6,000	6,223,704
Series A, 5.00%, 08/01/30	4,500	4,961,245
Clarion County Industrial Development Authority, Refunding RB, AMT, 2.45%, 12/01/39(b)	4,200	3,885,475
Commonwealth Financing Authority, RB, 5.00%, 06/01/32	6,000	6,538,050
Commonwealth of Pennsylvania, Refunding GO, 1st Series, 4.00%, 01/01/30	7,000	7,321,965

7

Schedule of Investments (unaudited) (continued) April 30, 2022	BlackRock Municipal 2030 Target Term Trust (BTT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pennsylvania (continued)
Cumberland County Municipal Authority, Refunding RB
5.00%, 01/01/25(a)	$2,120	$2,257,724
5.00%, 01/01/29	570	599,277
5.00%, 01/01/30	1,285	1,349,839
5.00%, 01/01/32	1,510	1,594,178
Dauphin County General Authority, Refunding RB, Series A, 4.00%, 06/01/31	2,275	2,341,528
East Hempfield Township Industrial Development Authority, RB(a)
5.00%, 07/01/23	1,280	1,321,445
5.00%, 07/01/25	825	886,637
Geisinger Authority, Refunding RB
Series A-2, 5.00%, 02/15/32	4,000	4,317,240
Series A-2, 5.00%, 02/15/34	1,750	1,867,533
Lancaster County Hospital Authority, Refunding RB, Series A, 3.00%, 08/15/30	2,535	2,484,698
Latrobe Industrial Development Authority, Refunding RB, 5.00%, 03/01/30	150	160,996
Montgomery County Higher Education and Health Authority, Refunding RB
4.00%, 09/01/35	1,735	1,778,694
4.00%, 09/01/36	1,500	1,531,540
Series A, 5.00%, 09/01/31	1,750	1,938,590
Series A, 5.00%, 09/01/32	1,315	1,449,226
Montgomery County Industrial Development Authority, Refunding RB
5.00%, 05/15/22	2,500	2,502,980
5.00%, 01/01/30	2,000	2,074,618
Series A, 5.25%, 01/15/25(a)	3,250	3,484,695
Northampton County General Purpose Authority, RB, Series A, 5.00%, 08/15/23(a)	12,660	13,107,582
Northampton County General Purpose Authority, Refunding RB, 5.00%, 11/01/34	5,400	5,875,357
Pennsylvania Economic Development Financing Authority, RB
Series A-1, 5.00%, 04/15/30	2,500	2,822,900
AMT, 5.00%, 12/31/29	5,000	5,329,085
AMT, 5.00%, 12/31/30	13,100	13,957,932
AMT, 5.00%, 12/31/34	16,500	17,236,378
Pennsylvania Economic Development Financing Authority, Refunding RB, 5.00%, 03/15/31	4,500	4,856,229
Pennsylvania Higher Educational Facilities Authority, RB, Series AT-1, 5.00%, 06/15/30	7,910	8,580,539
Pennsylvania Higher Educational Facilities Authority, Refunding RB
5.00%, 05/01/30	425	455,908
5.00%, 05/01/31	1,275	1,360,846
4.00%, 05/01/32	3,000	2,911,188
5.00%, 05/01/32	1,750	1,856,442
5.00%, 05/01/33	3,320	3,495,396
5.00%, 05/01/35	1,000	1,044,401
Pennsylvania Housing Finance Agency, RB, S/F Housing
Series 137, 1.90%, 04/01/30	1,625	1,476,403
Series 137, 1.95%, 10/01/30	875	790,645
Pennsylvania Housing Finance Agency, Refunding RB, Series 125A, AMT, 3.40%, 10/01/32	9,000	8,600,913

Security	Par (000)	Value

Pennsylvania (continued)
Pennsylvania Turnpike Commission, RB
Series B, 5.00%, 12/01/29	$800	$909,284
Series B, 5.00%, 12/01/30	620	710,950
Sub-Series B-1, 5.00%, 06/01/31	3,000	3,265,080
Sub-Series B-1, 5.00%, 06/01/32	4,075	4,421,448
Sub-Series B-1, 5.00%, 06/01/33	4,000	4,317,624
Pennsylvania Turnpike Commission, Refunding RB
2nd Series, 5.00%, 12/01/32	1,000	1,087,579
2nd Series, 5.00%, 12/01/35	2,005	2,155,269
2nd Sub Series, 5.00%, 12/01/33	1,815	1,965,812
2nd Sub Series, 5.00%, 12/01/34	1,500	1,618,969
Sub-Series B-2, (AGM), 5.00%, 06/01/34	4,000	4,304,616
Philadelphia Authority for Industrial Development, RB, 4.00%, 06/15/29	350	344,059
Philadelphia Gas Works Co., RB, Series A, (AGM), 5.00%, 08/01/30	800	910,145
Philadelphia Gas Works Co., Refunding RB, Series 14-T, 5.00%, 10/01/30	425	460,554
Pittsburgh Water & Sewer Authority, RB, Series B, (AGM), 5.00%, 09/01/30	205	232,731
Southeastern Pennsylvania Transportation Authority, RB, 5.00%, 06/01/30	5,000	5,725,590
Wayne County Hospital & Health Facilities Authority, RB
Series A, (GTD), 5.00%, 07/01/31	460	500,954
Series A, (GTD), 4.00%, 07/01/33	440	449,653
West Cornwall Township Municipal Authority, Refunding RB
Series A, 4.00%, 11/15/27	130	131,757
Series A, 4.00%, 11/15/28	105	106,447
Series A, 4.00%, 11/15/29	140	140,709
Series A, 4.00%, 11/15/30	190	190,509
Series A, 4.00%, 11/15/31	200	199,941
Westmoreland County Municipal Authority, Refunding RB
(BAM), 5.00%, 08/15/27	1,500	1,613,022
(BAM), 5.00%, 08/15/31	5,000	5,515,240
(BAM), 5.00%, 08/15/32	17,945	19,733,327

		279,726,117

Puerto Rico(c) — 4.7%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB
Series A-1, Restructured, 0.00%, 07/01/29	14,055	11,445,984
Series A-1, Restructured, 0.00%, 07/01/31	38,523	28,840,783
Series A-1, Restructured, 0.00%, 07/01/33	43,149	29,247,212
Series B-1, Restructured, 0.00%, 07/01/31	5,755	4,253,584
Series B-1, Restructured, 0.00%, 07/01/33	6,477	4,378,731

		78,166,294

Rhode Island — 1.0%
Rhode Island Health and Educational Building Corp., Refunding RB, 5.00%, 05/15/30	1,500	1,609,514
Rhode Island Student Loan Authority, RB(d)
AMT, 5.00%, 12/01/29	1,950	2,130,317
AMT, 5.00%, 12/01/30	1,300	1,427,036
Tobacco Settlement Financing Corp., Refunding RB Series A, 5.00%, 06/01/28	2,750	2,876,626

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) April 30, 2022	BlackRock Municipal 2030 Target Term Trust (BTT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Rhode Island (continued)
Tobacco Settlement Financing Corp., Refunding RB (continued)
Series A, 5.00%, 06/01/29	$4,500	$4,699,066
Series A, 5.00%, 06/01/30	4,215	4,394,909

		17,137,468

South Carolina — 0.8%
South Carolina Jobs-Economic Development Authority, Refunding RB, Series A, 5.00%, 05/01/35	10,000	10,865,570
South Carolina Public Service Authority, Refunding RB, Series A, 5.00%, 12/01/31	2,800	3,188,198

		14,053,768

Tennessee — 0.9%
Chattanooga Health Educational & Housing Facility Board, Refunding RB, Series A, 4.00%, 08/01/36	2,000	1,968,340
Chattanooga-Hamilton County Hospital Authority, Refunding RB, Series A, 5.00%, 10/01/31	6,210	6,466,970
Memphis-Shelby County Industrial Development Board, Refunding TA, Series A, 4.75%, 07/01/27	480	417,758
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, RB, Series A, 5.00%, 07/01/31	1,300	1,390,723
Tennessee Energy Acquisition Corp., RB, Series A, 5.00%, 05/01/52(b)	5,000	5,427,800

		15,671,591

Texas — 13.6%
Arlington Higher Education Finance Corp., RB, 4.00%, 06/15/31	3,260	3,024,996
Central Texas Regional Mobility Authority, RB, Series A, Senior Lien, 5.00%, 07/01/25(a)	4,275	4,584,550
Central Texas Turnpike System, RB
Series C, 5.00%, 08/15/32	12,500	12,908,525
Series C, 5.00%, 08/15/33	14,000	14,418,418
City of Austin Texas Airport System Revenue, ARB, AMT, 5.00%, 11/15/30(d)	2,000	2,232,634
City of Austin Texas Water & Wastewater System Revenue, Refunding RB, Series C, 5.00%, 11/15/30	900	1,043,228
City of Houston Texas Airport System Revenue, Refunding RB
Sub-Series D, 5.00%, 07/01/33.	7,000	7,651,287
Sub-Series A, AMT, 5.00%, 07/01/30	1,200	1,336,078
City of Houston Texas Combined Utility System Revenue, Refunding RB, Series B, 1st Lien, 5.00%, 11/15/34	7,315	7,935,890
Clifton Higher Education Finance Corp., RB, 6.00%, 08/15/33	1,650	1,717,892
Clifton Higher Education Finance Corp., Refunding RB
Series A, 3.10%, 12/01/22	165	165,444
Series A, (PSF-GTD), 4.00%, 08/15/31	1,250	1,292,224
Series A, 3.95%, 12/01/32	1,800	1,749,796
County of Harris Texas, Refunding RB, Series C, Senior Lien, 4.00%, 08/15/33.	12,325	12,370,368
County of Nueces Texas, Refunding GOL 4.00%, 02/15/33	1,165	1,222,680
4.00%, 02/15/35	725	754,859

Security	Par (000)	Value

Texas (continued)
Dallas Fort Worth International Airport, Refunding RB, 5.00%, 11/01/32	$5,000	$5,599,085
DeSoto Independent School District, Refunding GO, (PSF-GTD), 5.00%, 08/15/30	4,030	4,623,857
Harris County Cultural Education Facilities Finance Corp., RB
Series B, 5.75%, 01/01/28	500	507,678
Series B, 6.38%, 01/01/33	460	467,548
Harris County Cultural Education Facilities Finance Corp., Refunding RB
Series A, 5.00%, 06/01/28	1,150	1,167,322
Series A, 5.00%, 01/01/33	1,090	1,099,520
Series A, 5.00%, 06/01/33	3,000	3,042,297
Leander Independent School District, Refunding GO, CAB(c)
Series D, (PSF-GTD), 0.00%, 08/15/24(a)	4,485	2,805,901
Series D, (PSF-GTD), 0.00%, 08/15/31	1,200	816,364
Series D, (PSF-GTD), 0.00%, 08/15/32	2,000	1,297,234
Matagorda County Navigation District No.1, Refunding RB
Series A, (AMBAC), 4.40%, 05/01/30	26,120	27,542,939
Series B-2, 4.00%, 06/01/30	12,995	13,086,654
Series B, AMT, (AMBAC), 4.55%, 05/01/30	10,000	10,648,150
Midland County Fresh Water Supply District No.1, RB, CAB(c)
Series A, 0.00%, 09/15/31	6,235	4,345,228
Series A, 0.00%, 09/15/32	15,135	10,019,763
Mission Economic Development Corp., Refunding RB, AMT, Senior Lien, 4.63%, 10/01/31(e)	3,805	3,981,244
New Hope Cultural Education Facilities Finance Corp., RB, Series A, 4.00%, 08/15/29(e)	335	333,557
Socorro Independent School District, Refunding GO, Series B, (PSF-GTD), 4.00%, 08/15/34	3,000	3,129,087
Spring Branch Independent School District, GO, (PSF-GTD), 3.00%, 02/01/33	5,000	4,879,540
Tarrant County Cultural Education Facilities Finance Corp., RB
Series A, 4.00%, 05/15/23(a)	20,920	21,298,945
Series B, 5.00%, 07/01/35	6,000	6,507,912
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, Series A-1, 5.00%, 10/01/29	1,000	1,052,520
Texas Municipal Gas Acquisition & Supply Corp. III, Refunding RB
5.00%, 12/15/30	15,935	17,214,628
5.00%, 12/15/32	5,000	5,441,615
Texas Public Finance Authority, Refunding RB, 4.00%, 12/01/31	1,650	1,719,363

		227,036,820

Utah — 0.3%
Utah Transit Authority, Refunding RB, Subordinate, 4.00%, 12/15/31	5,000	5,221,175

Virginia — 0.6%
Dulles Town Center Community Development Authority, Refunding SAB, 4.25%, 03/01/26	500	492,455
Fairfax County Economic Development Authority, RB, Series A, 5.00%, 12/01/23(a)	2,000	2,085,384
Hanover County Economic Development Authority, RB, 4.00%, 07/01/30(e)	1,000	994,987

9

Schedule of Investments (unaudited) (continued) April 30, 2022	BlackRock Municipal 2030 Target Term Trust (BTT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Virginia (continued)
Hanover County Economic Development Authority, Refunding RB
Series A, 4.50%, 07/01/30	$3,000	$3,001,755
Series A, 4.50%, 07/01/32	1,100	1,100,522
Norfolk Redevelopment & Housing Authority, RB, Series B, 4.00%, 01/01/25	1,650	1,649,880

		9,324,983

Washington — 2.1%
Greater Wenatchee Regional Events Center Public Facilities District, Refunding RB(a)
Series A, 5.00%, 09/01/22	1,000	1,010,915
Series A, 5.25%, 09/01/22	655	663,285
Port of Seattle Washington, ARB
Series C, AMT, Intermediate Lien, 5.00%, 05/01/33	6,695	7,106,361
Series C, AMT, Intermediate Lien, 5.00%, 05/01/34	6,000	6,349,104
Washington Health Care Facilities Authority, Refunding RB, Series B, 5.00%, 08/15/35	9,485	10,337,578
Washington State Convention Center Public Facilities District, RB, 4.00%, 07/01/31	4,990	4,872,256
Washington State Housing Finance Commission, Refunding RB
5.00%, 07/01/28	1,000	1,027,714
5.00%, 07/01/33	1,100	1,129,009
WBRP 3.2, RB
Series A, 5.00%, 01/01/31	1,000	1,073,955
Series A, 5.00%, 01/01/32	1,140	1,222,364

		34,792,541

West Virginia — 0.2%
West Virginia Hospital Finance Authority, RB
Series A, 5.00%, 06/01/31	1,950	2,102,285
Series A, 5.00%, 06/01/33	1,100	1,175,105

		3,277,390

Wisconsin — 2.4%
Public Finance Authority, RB(e)
4.00%, 06/15/30	1,520	1,456,969
5.00%, 01/01/31	650	659,968
5.00%, 06/15/31	720	728,078
Series A, 4.00%, 07/15/29	645	648,199
Series A, 4.00%, 03/01/30	1,305	1,308,013
Series A, 3.75%, 06/01/30	345	325,343
Public Finance Authority, Refunding RB
3.00%, 12/01/26	250	248,815
4.00%, 09/01/29(e)	400	395,807
4.00%, 10/01/41(b)	7,000	7,262,066
AMT, 2.63%, 11/01/25	3,000	2,940,894
Series B, AMT, 5.25%, 07/01/28	2,250	2,258,327
Wisconsin Health & Educational Facilities Authority, Refunding RB
4.00%, 10/01/32	4,520	4,543,378
5.00%, 04/01/35	2,500	2,783,300

Security	Par (000)	Value

Wisconsin (continued)
Wisconsin Health & Educational Facilities Authority, Refunding RB (continued)
Series C-4, 1.41%, 08/15/54(b)	$8,200	$8,147,364
Wisconsin Housing & Economic Development Authority, RB, S/F Housing, Series D, (FNMA), 3.00%, 09/01/32	7,265	7,020,199

		40,726,720

Total Municipal Bonds — 134.3% (Cost: $2,268,162,839)		2,246,591,468

Municipal Bonds Transferred to Tender Option Bond Trusts(h)

Colorado(i) — 4.8%
City & County of Denver Colorado Airport System Revenue, Refunding ARB
Series A, AMT, 4.25%, 11/15/22	69,030	69,830,385
Series A, AMT, 4.25%, 11/15/31	8,085	8,178,743
Series A, AMT, 4.25%, 11/15/32	2,230	2,255,856

		80,264,984

Florida(i) — 5.6%
County of Broward Florida Airport System Revenue, ARB
Series Q-1, 4.00%, 10/01/29	17,200	17,269,031
Series Q-1, 4.00%, 10/01/30	18,095	18,167,651
Series Q-1, 4.00%, 10/01/31	18,820	18,895,554
Series Q-1, 4.00%, 10/01/32	19,575	19,653,578
Series Q-1, 4.00%, 10/01/33	20,355	20,436,718

		94,422,532

Iowa — 2.5%
State of Iowa Board of Regents, RB, 4.00%, 09/01/22	42,000	42,335,833

Nevada — 1.1%
County of Clark Nevada, Refunding GOL, Series B, 4.00%, 11/01/34	17,710	18,235,349

New Jersey — 1.9%
State of New Jersey, GO, Series A, 4.00%, 06/01/30	30,000	31,329,290

Pennsylvania — 2.7%
Commonwealth of Pennsylvania, GO, 1st Series, 5.00%, 03/01/32(i)	20,000	22,091,880
County of Lehigh Pennsylvania, Refunding RB, 4.00%, 07/01/33	22,285	22,305,373

		44,397,253

Texas(i) — 4.8%
San Antonio Public Facilities Corp., Refunding RB 4.00%, 09/15/30	15,000	15,073,562
4.00%, 09/15/31	19,475	19,570,508
4.00%, 09/15/32	18,075	18,163,641
4.00%, 09/15/33	11,000	11,053,946

S C H E D U L E O F I N V E S T M E N T S	10

Schedule of Investments (unaudited) (continued) April 30, 2022	BlackRock Municipal 2030 Target Term Trust (BTT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
San Antonio Public Facilities Corp., Refunding RB (continued)
4.00%, 09/15/34	$11,885	$11,943,286
4.00%, 09/15/35	4,500	4,522,069

		80,327,012

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 23.4% (Cost: $392,915,044)		391,312,253

Total Long-Term Investments — 157.7% (Cost: $2,661,077,883)		2,637,903,721

	Shares

Short-Term Securities

Money Market Funds — 1.7%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.25%(j)(k)	29,321,172	29,321,172

Total Short-Term Securities — 1.7% (Cost: $29,318,027)		29,321,172

Total Investments — 159.4% (Cost: $2,690,395,910)		2,667,224,893

Liabilities in Excess of Other Assets — (0.7)%		(10,843,020)

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (13.9)%		(233,416,142)

RVMTP Shares at Liquidation Value, Net of Deferred Offering Costs — (44.8)%		(749,728,663)

Net Assets Applicable to Common Shares — 100.0%		$1,673,237,068

(a)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Zero-coupon bond.
(d)	When-issued security.
(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(g)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(h)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(i)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between May 15, 2022 to September 15, 2030, is $171,383,041.

(j)	Affiliate of the Trust.
(k)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended April 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/22	Shares Held at 04/30/22	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, MuniCash, Institutional Class	$50,951,950	$—	$(21,631,296	)(a)	$5,800	$(5,282)	$29,321,172	29,321,172	$8,873	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

11

Schedule of Investments (unaudited) (continued) April 30, 2022	BlackRock Municipal 2030 Target Term Trust (BTT)

Fair Value Hierarchy as of Period End (continued)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$2,246,591,468	$—	$2,246,591,468
Municipal Bonds Transferred to Tender Option Bond Trusts	—	391,312,253	—	391,312,253
Short-Term Securities
Money Market Funds	29,321,172	—	—	29,321,172

	$29,321,172	$2,637,903,721	$—	$2,667,224,893

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Liabilities
TOB Trust Certificates	$—	$(233,219,979)	$—	$(233,219,979)
RVMTP Shares at Liquidation Value	—	(750,000,000)	—	(750,000,000)

	$—	$(983,219,979)	$—	$(983,219,979)

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

AMBAC	AMBAC Assurance Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

FNMA	Federal National Mortgage Association

GO	General Obligation Bonds

GOL	General Obligation Ltd.

GTD	GTD Guaranteed

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

PSF-GTD	Permanent School Fund Guaranteed

RB	Revenue Bond

S/F	Single-Family

SAB	Special Assessment Bonds

Portfolio Abbreviation (continued)

SAP	Subject to Appropriations

SAW	State Aid Withholding

ST	Special Tax

TA	Tax Allocation

S C H E D U L E O F I N V E S T M E N T S	12